Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000135478 | Europe
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000135478 | Asia
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000135478 | North America
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000135478 | Oceania
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000135478 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000051262 | Europe
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000051262 | Asia
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000051262 | North America
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000051262 | Oceania
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000051262 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000012140 | Europe
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000012140 | Asia
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000012140 | North America
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000012140 | Oceania
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000012140 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000012141 | Europe
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000012141 | Asia
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000012141 | North America
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000012141 | Oceania
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000012141 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000135477 | Europe
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000135477 | Asia
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000135477 | North America
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000135477 | Oceania
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000135477 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%